STOCKHOLDERS’ EQUITY (Details Narrative)															3 Months Ended		12 Months Ended
	Jul. 06, 2022 $ / shares shares	Apr. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2022 shares	Mar. 01, 2022 $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) shares	Oct. 10, 2021 USD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Sep. 01, 2021 USD ($) shares	Aug. 01, 2021 $ / shares shares	Feb. 01, 2021 $ / shares shares	Dec. 01, 2020 $ / shares shares	Nov. 30, 2020 $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000									5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares						$ 0.001									$ 0.001		$ 0.001	$ 0.001
Dividend per share | $ / shares															$ 0.25
Warrants term															5 years
Exercise price of warrants | $ / shares															$ 0.625
Share price | $ / shares		$ 1.00									$ 0.19
Issuance of common shares, value | $		$ 20,000																$ 1,790,000
Sale of preferred stock, shares		20,704									27,000,000
Common stock, shares authorized						500,000,000									500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares						$ 0.001									$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued						96,310,387									115,160,180		115,160,180	96,310,387
Common stock, shares outstanding						96,310,387									115,160,180		115,160,180	96,310,387
Accrued interest | $		$ 704
Stock based compensation expense | $															$ 122,562	$ 242,505	$ 2,197,597	$ 2,040,617
Share based compensation options, exercisable						12,330,000											19,101,327	12,330,000
Unrecognized compensation expense | $						$ 3,548,662											$ 5,086,039	$ 3,548,662
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock based compensation expense | $															$ 122,562	$ 242,505
Share based compensation options, exercisable															19,977,993		19,101,327
Unrecognized compensation expense | $															$ 4,693,311		$ 5,086,039
Release and Settlement Agreement [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $										$ 14,250
Sale of preferred stock, shares										75,000
Two Employment Agreements [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued											2,000,000
Exercisable per share | $ / shares											$ 0.50
Share based compensation vested term											10 years
Share based compensation vested percentage											20.00%
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 1.00
Issuance of common shares, value | $					$ 3,000,000
Sale of preferred stock, shares					3,712,500
Accrued interest | $					$ 17,158
Unearned interest | $					695,342
Loss conversion of unearned | $					$ 695,342
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $								$ 316,027
Sale of preferred stock, shares								23,105,187
Accrued interest | $								$ 110,035
Convertible promissory notes percentage								10.00%
Debt instrument principal amount | $								$ 555,000
Debt instrument accrued interest | $								$ 174,197
Convertible Promissory Notes Related Party [Member]
Class of Stock [Line Items]
Share price | $ / shares								$ 0.05
Convertible promissory notes percentage								10.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 1.00
Issuance of common shares, value | $		$ 300,000
Sale of preferred stock, shares		310,561
Accrued interest | $		$ 10,562
Chief Executive Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued	5,000,000												5,000,000
Exercisable per share | $ / shares	$ 0.50												$ 0.50
Share based compensation vested	1,000,000
Vested on each anniversary date	1,000,000
Share based compensation vested term	10 years												10 years
Options forfeited													4,000,000
Employee and Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued				350,000
Exercisable per share | $ / shares				$ 0.50
Share based compensation vested				60,000
Vested on each anniversary date				48,333
Share based compensation vested term				10 years
Officers [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued														3,000,000
Exercisable per share | $ / shares														$ 0.50
Share based compensation vested term														10 years
Share based compensation vested percentage														20.00%
Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued														1,000,000
Exercisable per share | $ / shares														$ 0.50
Share based compensation vested term														10 years
Share based compensation vested percentage														20.00%
Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued												500,000
Exercisable per share | $ / shares												$ 0.50
Share based compensation vested percentage												20.00%
Employee [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued											20,000
Exercisable per share | $ / shares											$ 0.40
Share based compensation vested term											10 years
Share based compensation vested percentage											33.00%
Employee and Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued									2,620,000
Exercisable per share | $ / shares									$ 0.50
Share based compensation vested term									10 years
Share based compensation vested percentage									20.00%
Board of Directors Chairman [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued									1,000,000
Exercisable per share | $ / shares									$ 0.50
Share based compensation vested									500,000
Share based compensation vested term									10 years
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date One [Member]
Class of Stock [Line Items]
Share based compensation vested									125,000
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Two [Member]
Class of Stock [Line Items]
Share based compensation vested									125,000
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Three [Member]
Class of Stock [Line Items]
Share based compensation vested									250,000
Two Consultants [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Stock purchase options issued									120,000
Exercisable per share | $ / shares									$ 0.50
Share based compensation vested									30,000
Vested on each anniversary date									30,000
Share based compensation vested term									10 years
Class A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase						100,000											100,000	100,000
Warrants term						3 years											3 years	3 years
Exercise price of warrants | $ / shares						$ 0.50											$ 0.50	$ 0.50
Class B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase						100,000											100,000	100,000
Warrants term						5 years											5 years	5 years
Exercise price of warrants | $ / shares						$ 1.00											$ 1.00	$ 1.00
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	250,000
Preferred stock, par value | $ / shares																	$ 25
Preferred stock, shares issued						136,059											0	136,059
Preferred stock, shares outstanding			136,059			136,059											0	136,059
Preferred stock, liquisation preference | $ / shares																	$ 25
Preferred stock, dividend percentage																	8.00%
Dividend per share | $ / shares																	$ 0.25
Preferred stock, conversion price | $ / shares																	$ 0.25
Convertible preferred shares percentage																	2
Sale of convertible preferred stock						71,600											2,000	71,600
Convertible preferred stock unpaid dividends			14,806,028
Net proceeds of convertible preferred stock | $																		$ 1,790,000
Share price | $ / shares						$ 35.8												$ 35.8
Issuance of common shares, value | $																		$ 50,000
Sale of preferred stock, shares			136,059															2,000
Intrinsic value | $						$ 930,577												$ 930,577
Deemed dividends | $																	$ 793,175	$ 110,938
Series A Convertible Preferred Stock [Member] | Four Former Shareholders [Member]
Class of Stock [Line Items]
Sale of preferred stock, shares											12,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						250,000									250,000		250,000	250,000
Preferred stock, shares issued															0		0
Preferred stock, shares outstanding						136,059									0		0	136,059
Preferred stock, dividend percentage															8.00%		8.00%
Series A Preferred Stock [Member] | Former Shareholder of Fitore [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $							$ 200,000
Sale of preferred stock, shares							8,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Issuance of common shares, value | $						$ 86,464
Sale of preferred stock, shares						3,459
Series A Preferred Stock [Member] | Class A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase						4,572,929												4,572,929
Warrants term						3 years												3 years
Exercise price of warrants | $ / shares						$ 0.50												$ 0.50
Series A Preferred Stock [Member] | Class B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase						4,572,929												4,572,929
Warrants term						5 years												5 years
Exercise price of warrants | $ / shares						$ 1.00												$ 1.00